Other liabilities - Disclosure of significant changes in group service contract liability (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities at beginning of period	€ 3,128
Advances received from customers	1,370
Amounts recognized within revenue	(1,268)
Transfers to Assets/(Liabilities) held for sale	(1)
Other Changes	(26)
Contract liabilities at end of period	€ 3,203